GOODWILL AND OTHER INTANGIBLES (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the nine months ended September 30, 2021 are as follows:

	Agriculture	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2021	$1,695	$65	$7	$157	$1,924
Foreign currency translation and other	(2)	(3)	—	(1)	(6)
Balance at September 30, 2021	$1,693	$62	$7	$156	$1,918

Summary of Other Intangible Assets
As of September 30, 2021 and December 31, 2020, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2021			December 31, 2020
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$308	$246	$62	$311	$241	$70
Patents, concessions, licenses and other	5-25	2,134	1,693	441	2,107	1,678	429
		2,442	1,939	503	2,418	1,919	499
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,715	$1,939	$776	$2,691	$1,919	$772